Condensed Consolidated Interim Statement of Financial Position (Unaudited) - CHF (SFr)	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property and equipment	SFr 1	SFr 1
Right-of-use assets	387,737	445,827
Intangible assets	3,893,681	3,893,681
Other non-current financial assets	192,958	194,263
Total non-current assets	4,474,377	4,533,772
Current assets
Inventories	270,503	11,644
Trade receivables	31,813	6,525
Other receivables	756,234	755,987
Prepayments	374,376	709,266
Derivative financial instruments	247,090	270,176
Cash and cash equivalents	49,569	15,395
Total current assets	1,729,585	1,768,993
Total assets	6,203,962	6,302,765
Equity
Share capital	1,590,801	236,011
Share premium	15,560,642	192,622,406
Other reserves	871,633	258,044
Accumulated deficit	(19,847,641)	(201,431,272)
Total shareholders’ equity attributable to owners of the Company	(1,824,565)	(8,314,811)
Non-current liabilities
Loan	930,561
Non-current lease liabilities	287,808	343,629
Employee benefits	381,362	336,206
Deferred income	932,200	932,200
Deferred tax liabilities	129,291	125,870
Total non-current liabilities	2,661,222	1,737,905
Current liabilities
Loan	2,130,340	5,869,797
Current lease liabilities	118,229	117,856
Trade and other payables	1,964,138	4,914,404
Accrued expenses	1,154,598	1,977,614
Total current liabilities	5,367,305	12,879,671
Total liabilities	8,028,527	14,617,576
Total equity and liabilities	SFr 6,203,962	SFr 6,302,765